Annual Total Returns- JPMorgan U.S. Government Money Market Fund (Premier Shares) [BarChart] - Premier Shares - JPMorgan U.S. Government Money Market Fund - Premier	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	0.01%	0.01%	0.01%	0.03%	0.50%	1.45%	1.81%	0.26%